Debt - Lessor VIE Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2018
Debt Instrument [Line Items]
Loan facility	$ (2,805,037)	$ (1,474,941)
Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility	(230,037)
Hilli Lessor VIE SOFR Plus Interest | Long-term debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception			$ (840,000)
Loan facility	(35,500)
Hilli Lessor VIE | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception			$ (120,000)
Loan facility	$ (194,500)